Annual Total Returns (Vanguard Emerging Markets Stock Index Fund - Signal Shares Participant:) (Vanguard Emerging Markets Stock Index Fund, Vanguard Emerging Markets Stock Index Fund - Signal Shares)	12 Months Ended
Oct. 31, 2013
Vanguard Emerging Markets Stock Index Fund | Vanguard Emerging Markets Stock Index Fund - Signal Shares
Annual Total Return
2013	(5.02%)
2012	18.83%
2011	(18.66%)
2010	18.98%
2009	76.26%
2008	(52.77%)